Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes to Financial Statements
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]

SERVISFIRST BANK 401(k) PROFIT SHARING PLAN AND TRUST

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

EIN 20-2451671

Plan Number 002

December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
*	SCHWAB RET GVMNT MONEY FUND	Money Market Account	**	$1,278,862
*	SERVISFIRST STOCK FUND	Employer Securities	**	5,278,637
	BLACKROCK GLOBAL ALLOCATION I	Registered Investment Company	**	1,663,251
	BLACKROCK INFLT PROT BD INSTL	Registered Investment Company	**	526,696
	CLEARBRIDGE INTL GROWTH FD I	Registered Investment Company	**	1,423,299
	COHEN & STEERS REALTY INST CL	Registered Investment Company	**	954,363
	EV EM & FNTR CTRS EQ A	Registered Investment Company	**	1,318,930
	iSHARES US AGGREGATE BOND IND	Registered Investment Company	**	1,435,536
	PIMCO INCOME CL I2	Registered Investment Company	**	1,045,635
	VANGUARD 500 INDEX ADMIRAL	Registered Investment Company	**	12,537,460
	VANGUARD DEVELOPED MKT IDX ADM	Registered Investment Company	**	2,842,312
	VANGUARD GROWTH INDEX ADMIRAL	Registered Investment Company	**	6,139,752
	VANGUARD MID CAP INDEX ADMIRAL	Registered Investment Company	**	2,924,707
	VANGUARD SM CAP VAL INDEX ADM	Registered Investment Company	**	1,874,809
	VANGUARD SMALL CAP GRTH INDEX	Registered Investment Company	**	2,299,344
	VANGUARD TARGET RETIREMNT 2020	Registered Investment Company	**	345,331
	VANGUARD TARGET RETIREMNT 2025	Registered Investment Company	**	3,123,828
	VANGUARD TARGET RETIREMNT 2030	Registered Investment Company	**	8,487,069
	VANGUARD TARGET RETIREMNT 2035	Registered Investment Company	**	3,848,103
	VANGUARD TARGET RETIREMNT 2040	Registered Investment Company	**	3,157,780
	VANGUARD TARGET RETIREMNT 2045	Registered Investment Company	**	4,113,668
	VANGUARD TARGET RETIREMNT 2050	Registered Investment Company	**	2,631,656
	VANGUARD TARGET RETIREMNT 2055	Registered Investment Company	**	911,721
	VANGUARD TARGET RETIREMNT 2060	Registered Investment Company	**	1,517,090
	VANGUARD TARGET RETIREMNT 2065	Registered Investment Company	**	604,536
	VANGUARD TARGET RETIREMNT 2070	Registered Investment Company	**	351
	VANGUARD TARGET RETMT INCOME	Registered Investment Company	**	1,622,254
	VANGUARD ULTRA ST BD ADMIRAL	Registered Investment Company	**	477,257
	VANGUARD VALUE INDEX ADM	Registered Investment Company	**	5,904,449
				80,288,686

* Lincoln Stable Value Account		Investment contract, at contract value	**	2,223,931
				$82,512,617

* Parties-in-interest to the Plan.
** Cost information omitted for participant directed investments.
See Report of Independent Registered Public Accounting Firm